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[LOGO OF PRUDENTIAL]                         William J. Evers
                                             Vice President, Corporate Counsel

                                             213 Washington Street, Newark,
                                             NJ 07102-2917
                                             Tel 973 802-3716
                                             william.evers@prudential.com

April 8, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:Pruco Life Insurance Company ("Depositor")
   Pruco Life Flexible Premium Variable Annuity Account ("Registrant") Post-Effective Amendments to Registration Statements on Form N-4 Rule 485(b) under the Securities Act of 1933

Members of the Commission:

On behalf of the above-referenced Registrant, and in accordance with Rule 485(b) under the Securities Act of 1933, we enclose post-effective amendments to each of the Registration Statements shown below.

                            File No.   1940 Act No.
                            --------   ------------
                           333-130989   811-07325
                           333-144639   811-07325
                           333-162673   811-07325
                           333-162680   811-07325
                           333-170466   811-07325
                           333-184541   811-07325
                           333-184887   811-07325
                           333-184888   811-07325
                           333-184890   811-07325
                           333-192701   811-07325

As counsel to the Registrant, I represent that each filing does not contain disclosure that would render the filing ineligible to become effective under Rule 485(b).

Please call me at (973) 802-3716 if you have any questions.

Very truly yours,

/s/ William J. Evers
--------------------------
William J. Evers